SCHEDULE OF SUPPLEMENT FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Institutions - VAT			$ 102	$ 280
Prepaid expenses			954	1,217
Government grants receivable				185
Other			14	15
Other current assets		$ 284	1,070	1,697
Accrued expenses		$ 3,042	2,925	3,611
Employee-related accrued expenses	[1]		2,209	489
Provision for vacation			225	308
Accounts payable other			$ 5,359	$ 4,408

[1]	Includes $1.9 million of severance provision for remaining employee terminations.